INCOME TAX (Details 1) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
INCOME TAX
Tax losses	$ 2,113	$ 1,908
Net deferred income tax assets	2,113	1,908
Resource property/investment in Pebble Partnership	(2,113)	(1,908)
Net deferred income tax liability	$ 0	$ 0